Convertible preferred shares - Changes in the value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Forward Contract Liabilities
Warrants
Beginning balance	$ 40,344
Fair value upon issuance		$ 38,842
Change in fair value	$ 21,848	$ 1,502
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Liabilities, Fair Value Adjustment	Liabilities, Fair Value Adjustment
Conversion to second tranche	$ (18,496)
Ending balance		$ 40,344
First Tranche preferred shares financing
Warrants
Fair value upon issuance		44,421
Change in fair value		$ 9,416
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Liabilities, Fair Value Adjustment
Conversion to outstanding ADSs		$ (53,837)
Second Tranche of the preferred shares financing
Warrants
Fair value upon issuance	50,000
Converted from forward contract liabilities	18,496
Change in fair value	$ (19,658)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Liabilities, Fair Value Adjustment
Conversion to outstanding ADSs	$ (88,154)
Third Tranche of preferred shares financing
Warrants
Fair value upon issuance	78,272
Change in fair value	$ 10,159
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Liabilities, Fair Value Adjustment
Ending balance	$ 68,113
Series A-1 Convertible Preferred Shares
Warrants
Fair value upon issuance	52,027
Change in fair value	$ (8,222)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Liabilities, Fair Value Adjustment
Conversion to outstanding ADSs	$ (43,805)